AMG Frontier Small Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2025
	Shares	Value
Common Stocks - 98.5%
Communication Services - 0.6%
Magnite, Inc.*,1	20,627	$474,627
Consumer Discretionary - 10.7%
Bright Horizons Family Solutions, Inc.*	2,257	255,267
Burlington Stores, Inc.*	40	10,918
Caesars Entertainment, Inc.*	40,474	1,079,846
Garrett Motion, Inc. (Switzerland)	36,952	481,854
Genius Sports, Ltd. (United Kingdom)*	68,270	768,038
LCI Industries	7,358	699,010
Life Time Group Holdings, Inc.*	55,329	1,589,049
Lithia Motors, Inc.	1,476	425,088
Mattel, Inc.*	66,174	1,125,620
Modine Manufacturing Co.*	3,820	514,019
Planet Fitness, Inc., Class A*	9,661	1,054,885
Rush Street Interactive, Inc.*	17,865	360,158
Stride, Inc.*	2,034	260,820
Sweetgreen, Inc., Class A*	26,530	341,706

Total Consumer Discretionary		8,966,278
Consumer Staples - 3.3%
BJ's Wholesale Club Holdings, Inc.*	3,449	365,249
Darling Ingredients, Inc.*	53,102	1,719,443
Oddity Tech, Ltd., Class A (Israel)*	9,186	643,663

Total Consumer Staples		2,728,355
Energy - 0.9%
International Seaways, Inc.	8,795	350,921
TETRA Technologies, Inc.*	37,084	152,044
Tidewater, Inc.*	5,784	289,258

Total Energy		792,223
Financials - 6.8%
The Carlyle Group, Inc.	20,829	1,263,487
DigitalBridge Group, Inc.	104,752	1,125,037
NMI Holdings, Inc.*	2,953	110,206
Popular, Inc. (Puerto Rico)	11,758	1,347,232
Renasant Corp.	13,787	505,156
Selective Insurance Group, Inc.	4,061	316,636
Toast, Inc., Class A*	9,166	447,667
Triumph Financial, Inc.*	9,760	553,587

Total Financials		5,669,008
Health Care - 8.9%
Apogee Therapeutics, Inc.*	12,409	474,768
Avantor, Inc.*	30,595	411,197
Axsome Therapeutics, Inc.*	1,189	120,541
	Shares	Value

Bridgebio Pharma, Inc.*,1	10,542	$498,320
Dyne Therapeutics, Inc.*	27,781	273,643
Evolus, Inc.*	48,979	436,893
Insmed, Inc.*	1,192	127,878
Inspire Medical Systems, Inc.*	9,952	1,239,422
Insulet Corp.*	36	10,382
Kymera Therapeutics, Inc.*	16,143	706,256
Lantheus Holdings, Inc.*,1	5,698	405,641
Natera, Inc.*	113	15,104
Novocure, Ltd. (Jersey)*	8,777	101,550
PROCEPT BioRobotics Corp.*,1	7,251	351,746
Stevanato Group S.p.A. (Italy)	6,470	159,874
Tempus AI, Inc.*,1	11,742	664,480
TransMedics Group, Inc.*,1	2,334	277,676
Ultragenyx Pharmaceutical, Inc.*	17,348	473,947
United Therapeutics Corp.*	237	65,104
Vericel Corp.*	5,450	190,423
Viking Therapeutics, Inc.*,1	14,229	463,438

Total Health Care		7,468,283
Industrials - 28.7%
ACV Auctions, Inc., Class A*	3,561	50,602
AGCO Corp.	12,610	1,487,602
Alaska Air Group, Inc.*	34,855	1,845,921
Amentum Holdings, Inc.*	89,477	2,234,241
ATI, Inc.*	8,176	629,061
Atmus Filtration Technologies, Inc.	9,046	351,980
Builders FirstSource, Inc.*	10,323	1,312,363
BWX Technologies, Inc.	1,765	268,157
Byrna Technologies, Inc.*,1	4,118	91,461
CACI International, Inc., Class A*	93	42,833
Chart Industries, Inc.*	6,011	1,195,167
Enovix Corp.*,1	22,573	302,478
Fluor Corp.*	15,385	873,407
FTAI Aviation, Ltd.	9,630	1,325,184
FTAI Infrastructure, Inc.	100,227	628,423
Granite Construction, Inc.[1]	18,419	1,740,043
Hexcel Corp.	21,440	1,284,470
Intuitive Machines, Inc.*,1	23,309	260,128
Knight-Swift Transportation Holdings, Inc.	24,968	1,061,140
Kratos Defense & Security Solutions, Inc.*	3,273	192,125
Parsons Corp.*	14,966	1,110,477
Regal Rexnord Corp.	10,930	1,670,978
RXO, Inc.*	26,791	413,921

AMG Frontier Small Cap Growth Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Industrials - 28.7% (continued)
Saia, Inc.*	3,984	$1,204,124
Shoals Technologies Group, Inc., Class A*	33,701	181,648
Sterling Infrastructure, Inc.*	2,679	716,874
Sun Country Airlines Holdings, Inc.*	84,910	984,107
Symbotic, Inc.*	360	19,422
The Timken Co.	7,642	581,480

Total Industrials		24,059,817
Information Technology - 29.9%
Astera Labs, Inc.*	1,337	182,808
BILL Holdings, Inc.*	1,548	66,332
Cognex Corp.	17,164	699,776
Coherent Corp.*	22,167	2,385,169
Confluent, Inc., Class A*	453	8,029
Credo Technology Group Holding, Ltd.*	11,640	1,298,442
DigitalOcean Holdings, Inc.*	10,968	305,569
Dolby Laboratories, Inc., Class A	15,157	1,141,928
Elastic, N.V.*	102	8,537
Entegris, Inc.	23,648	1,855,422
Guidewire Software, Inc.*	51	11,537
indie Semiconductor, Inc., Class A*,1	406,118	1,587,921
Kyndryl Holdings, Inc.*	26,673	1,007,439
Lattice Semiconductor Corp.*	8,081	402,676
MaxLinear, Inc.*	974	15,409
MKS, Inc.	14,313	1,362,311
MongoDB, Inc.*	6,564	1,561,510
Monolithic Power Systems, Inc.	823	585,351
Okta, Inc.*	132	12,910
Pagaya Technologies, Ltd., Class A*,1	56,149	1,687,278
Procore Technologies, Inc.*	9,157	655,916
Pure Storage, Inc., Class A*	4,395	261,590
Sanmina Corp.*	13,689	1,588,472
Silicon Motion Technology Corp., ADR (Taiwan)	34,482	2,639,252
Teradyne, Inc.	12,615	1,355,230
Ultra Clean Holdings, Inc.*	33,913	763,721
Unity Software, Inc.*	7,609	253,836
Weave Communications, Inc.*	72,828	531,644
Zeta Global Holdings Corp., Class A*	52,130	815,835

Total Information Technology		25,051,850
Materials - 4.5%
Carpenter Technology Corp.	1,850	461,371
Eagle Materials, Inc.	10,338	2,318,710
ERO Copper Corp. (Canada)*	25,715	347,667
	Shares	Value

Hecla Mining Co.	42,956	$246,567
MP Materials Corp.*,1	2,233	137,330
Ryerson Holding Corp.	12,562	258,777

Total Materials		3,770,422
Real Estate - 4.2%
Agree Realty Corp., REIT [1]	9,143	655,553
Cushman & Wakefield PLC*	79,389	967,752
Essential Properties Realty Trust, Inc., REIT [1]	20,771	633,308
Independence Realty Trust, Inc., REIT	21,034	352,740
Sila Realty Trust, Inc., REIT [1]	24,269	593,134
STAG Industrial, Inc., REIT	8,845	303,649

Total Real Estate		3,506,136

Total Common Stocks (Cost $72,979,023)		82,486,999
Warrants - 0.0%#
Industrials - 0.0%#
Enovix Corp., 07/08/30* (Cost $15,060)	3,211	14,996

	Principal Amount
Short-Term Investments - 5.2%
Joint Repurchase Agreements - 5.0%[2]
Citadel Securities LLC, dated 07/31/25, due 08/01/25, 4.430% total to be received $1,046,840 (collateralized by various U.S. Treasuries, 0.000% - 5.000%, 08/14/25 - 05/15/55, totaling $1,067,777)	$1,046,711	1,046,711
Daiwa Capital Markets America, dated 07/31/25, due 08/01/25, 4.370% total to be received $1,000,121 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.500%, 08/21/25 - 07/20/65, totaling $1,020,000)	1,000,000	1,000,000
HSBC Securities USA, Inc., dated 07/31/25, due 08/01/25, 4.360% total to be received $98,198 (collateralized by various U.S. Treasuries, 0.000% - 4.000%, 04/15/27 - 11/15/54, totaling $100,150)	98,186	98,186
JPMorgan Securities LLC, dated 07/31/25, due 08/01/25, 4.360% total to be received $440,804 (collateralized by various U.S. Treasuries, 0.125% - 4.750%, 02/15/41 - 08/15/52, totaling $449,566)	440,751	440,751
Natwest Markets Securities, Inc., dated 07/31/25, due 08/01/25, 4.360% total to be received $601,394 (collateralized by various U.S. Treasuries, 2.875% - 4.625%, 04/30/29 - 05/15/32, totaling $613,348)	601,321	601,321

AMG Frontier Small Cap Growth Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Joint Repurchase Agreements - 5.0%[2] (continued)
State of Wisconsin Investment Board, dated 07/31/25, due 08/01/25, 4.450% total to be received $1,000,124 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 10/15/26 - 02/15/54, totaling $1,017,285)	$1,000,000	$1,000,000

Total Joint Repurchase Agreements		4,186,969

	Shares
Other Investment Companies - 0.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.20%[3]	61,215	61,215
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.28%[3]	91,822	91,822

Total Other Investment Companies		153,037

Total Short-Term Investments (Cost $4,340,006)		4,340,006
Value

Total Investments - 103.7% (Cost $77,334,089)	$86,842,001
Other Assets, less Liabilities - (3.7)%	(3,104,806)
Net Assets - 100.0%	$83,737,195

*	Non-income producing security.
#	Less than 0.05%.
[1]	Some of these securities, amounting to $7,677,457 or 9.2% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the July 31, 2025, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$82,486,999	—	—	$82,486,999
Warrants†	14,996	—	—	14,996
Short-Term Investments
Joint Repurchase Agreements	—	$4,186,969	—	4,186,969
Other Investment Companies	153,037	—	—	153,037
Total Investments in Securities	$82,655,032	$4,186,969	—	$86,842,001

†	All common stocks and warrants held in the Fund are Level 1 securities. For a detailed breakout of common stocks and warrants by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended July 31, 2025, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at July 31, 2025, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$7,677,457	$4,186,969	$3,769,036	$7,956,005

AMG Frontier Small Cap Growth Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the securities received as collateral for securities lending at July 31, 2025:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-6.250%	08/12/25-05/15/54
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.